MANNING & NAPIER FUND, INC.

Supplement dated December 31, 2012 to the combined Prospectus (the “Prospectus”) dated

May 1, 2012 as amended October 19, 2012 for the following Series:

Small Cap Series – Class A

Commodity Series

Technology Series

International Series – Class S and I

Life Sciences Series

World Opportunities Series – Class A

High Yield Bond Series – Class S and I

Global Fixed Income Series

Financial Services Series

Core Bond Series

Core Plus Bond Series

Real Estate Series – Class S and I

Emerging Markets Series

Inflation Focus Equity Series

Diversified Tax Exempt Series

New York Tax Exempt Series

Ohio Tax Exempt Series

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective December 31, 2012, shares of the Global Fixed Income Series are no longer offered in the Prospectus, and all references to the Global Fixed Income Series in the Prospectus are hereby deleted.

For information on the Global Fixed Income Series, please contact the Fund at 1-800-466-3863 or at Manning & Napier Fund, Inc., PO Box 9845, Providence, RI 02940-8045.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Supp MNSMX 12/31/2012